Financial risk management objectives and policies - Capital management 2 (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial risk management objectives and policies [abstract]
Debt in accordance with IFRS (long and short-term borrowings)	$ 36,868	$ 41,538
Add: Unamortized debt discount	295	122
Interest bearing loans	37,163	41,660
Less: Cash and bank balances and bank deposits (including restricted cash)	1,396	2,966
Net debt	$ 35,767	$ 38,694